Accrued Liabilities (Details) - USD ($)		6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Apr. 30, 2023
Accrued Liabilities [Abstract]
State tax liability			$ 1,200,000
Liquidated damages and interest		$ 4,320,690
Accrued liability and interest expense	$ 3,958,645